Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2017	2016
	$m	$m
Prepayments and accrued income	7,929	7,335
Assets held for sale	781	4,389
Bullion	13,128	15,406
Endorsements and acceptances	9,750	8,574
Reinsurers’ share of liabilities under insurance contracts (Note 3)	2,471	1,820
Employee benefit assets (Note 5)	8,752	4,714
Other accounts	14,353	12,298
Property, plant and equipment	10,027	9,373
At 31 Dec	67,191	63,909